Annual Total Returns - Fidelity Flex® International Fund [BarChart] - 10.31 Fidelity Flex International Fund PRO-09 - Fidelity Flex® International Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Mar. 07, 2017
Fidelity Flex International Fund-Default
Bar Chart Table:
Annual Return 2018	(14.13%)
Annual Return 2019	29.06%